The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Aerospace — 1.1%
53,000	Aerojet Rocketdyne Holdings Inc.†	$2,801,050
2,000	Lockheed Martin Corp.	709,960
7,000	Raytheon Technologies Corp.	500,570
9,500	Rockwell Automation Inc.	2,382,695

		6,394,275

	Agriculture — 0.6%
60,000	Archer-Daniels-Midland Co.	3,024,600
12,000	The Mosaic Co.	276,120

		3,300,720

	Automotive — 0.2%
10,000	PACCAR Inc.	862,800

	Automotive: Parts and Accessories — 3.8%
76,000	Dana Inc.	1,483,520
202,000	Genuine Parts Co.(a)	20,286,860

		21,770,380

	Broadcasting — 0.3%
38,000	Liberty Global plc, Cl. A†	920,360
10,000	Liberty Global plc, Cl. C†	236,500
34,500	MSG Networks Inc., Cl. A†	508,530

		1,665,390

	Building and Construction — 1.9%
30,000	Carrier Global Corp.	1,131,600
52,500	Fortune Brands Home & Security Inc.	4,500,300
43,000	Herc Holdings Inc.†	2,855,630
50,000	Johnson Controls International plc	2,329,500

		10,817,030

	Business Services — 4.4%
15,500	Automatic Data Processing Inc.	2,731,100
35,500	Mastercard Inc., Cl. A	12,671,370
2,400	MSC Industrial Direct Co. Inc., Cl. A	202,536
32,000	Pentair plc	1,698,880
22,500	S&P Global Inc.	7,396,425

		24,700,311

	Cable and Satellite — 0.8%
138,000	DISH Network Corp., Cl. A†	4,462,920
16,000	EchoStar Corp., Cl. A†	339,040

		4,801,960

	Communications Equipment — 0.3%
42,000	Corning Inc.	1,512,000

	Computer Hardware — 1.7%
49,000	Apple Inc.	6,501,810
25,000	International Business Machines Corp.	3,147,000

		9,648,810

Shares		Market Value

	Computer Software and Services — 1.9%
100,000	Hewlett Packard Enterprise Co.	$1,185,000
42,000	Microsoft Corp.	9,341,640

		10,526,640

	Consumer Products — 7.4%
12,000	Altria Group Inc.	492,000
11,000	Edgewell Personal Care Co.	380,380
53,000	Energizer Holdings Inc.	2,235,540
30,000	Essity AB, Cl. A	986,314
1,500	National Presto Industries Inc.	132,645
34,500	Reckitt Benckiser Group plc	3,086,434
417,000	Swedish Match AB	32,325,660
42,000	Unilever plc, ADR	2,535,120

		42,174,093

	Consumer Services — 0.2%
1,600	Allegion plc	186,208
18,000	Rollins Inc.	703,260

		889,468

	Diversified Industrial — 5.2%
80,000	Crane Co.	6,212,800
36,000	Eaton Corp. plc	4,325,040
1,700	Honeywell International Inc.	361,590
8,824	Ingersoll Rand Inc.†	402,021
48,000	ITT Inc.	3,696,960
31,000	Jardine Matheson Holdings Ltd.	1,736,000
148,000	Jardine Strategic Holdings Ltd.	3,682,240
24,000	nVent Electric plc	558,960
112,000	Textron Inc.	5,412,960
158,000	Toray Industries Inc.	934,794
9,500	Trane Technologies plc	1,379,020
25,000	Trinity Industries Inc.	659,750

		29,362,135

	Electronics — 2.3%
15,000	Sony Corp.	1,494,117
39,000	Sony Corp., ADR	3,942,900
50,000	TE Connectivity Ltd.	6,053,500
10,000	Texas Instruments Inc.	1,641,300

		13,131,817

	Energy and Utilities: Electric — 0.4%
6,000	Avangrid Inc.	272,700
22,000	Korea Electric Power Corp., ADR†	269,940
8,000	Portland General Electric Co.	342,160
65,000	The AES Corp.	1,527,500

		2,412,300

	Energy and Utilities: Integrated — 0.6%
50,000	Energy Transfer LP	309,000
21,000	Eni SpA	219,296
6,500	Iberdrola SA, ADR	373,750

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
58,000	OGE Energy Corp.	$1,847,880
15,000	PNM Resources Inc.	727,950

		3,477,876

	Energy and Utilities: Natural Gas — 1.5%
110,500	National Fuel Gas Co.	4,544,865
11,500	ONE Gas Inc.	882,855
61,000	ONEOK Inc.	2,341,180
7,500	Southwest Gas Holdings Inc.	455,625

		8,224,525

	Energy and Utilities: Oil — 1.9%
56,000	Chevron Corp.	4,729,200
7,000	ConocoPhillips	279,930
12,000	Exxon Mobil Corp.	494,640
62,000	Hess Corp.	3,272,980
18,000	Marathon Petroleum Corp.	744,480
7,000	Royal Dutch Shell plc, Cl. A, ADR	245,980
16,000	TOTAL SE, ADR	670,560
15,000	WPX Energy Inc.†	122,250

		10,560,020

	Energy and Utilities: Services — 0.5%
135,000	Halliburton Co.	2,551,500
10,000	Schlumberger NV	218,300

		2,769,800

	Energy and Utilities: Water — 0.2%
5,000	Essential Utilities Inc.	236,450
25,000	Severn Trent plc	782,552

		1,019,002

	Entertainment — 2.3%
28,000	Grupo Televisa SAB, ADR†	230,720
1,000	Madison Square Garden Entertainment Corp.†	105,040
1,000	Madison Square Garden Sports Corp.†	184,100
335,000	ViacomCBS Inc., Cl. A.	12,669,700

		13,189,560

	Environmental Services — 0.2%
10,000	Republic Services Inc.	963,000
2,500	Waste Management Inc.	294,825

		1,257,825

	Equipment and Supplies — 4.3%
9,000	A.O. Smith Corp.	493,380
14,200	Danaher Corp.	3,154,388
164,000	Flowserve Corp.	6,043,400
55,000	Graco Inc.	3,979,250
20,000	Minerals Technologies Inc.	1,242,400
157,000	Mueller Industries Inc.	5,512,270

Shares		Market Value
15,500	Parker-Hannifin Corp.	$4,222,355

		24,647,443

	Financial Services — 14.9%
3,000	Alleghany Corp.	1,811,070
22,000	AllianceBernstein Holding LP	742,940
32,000	American Express Co.(a)	3,869,120
21,500	Ameris Bancorp	818,505
7,000	Argo Group International Holdings Ltd	305,900
5,195	Banco Santander Chile, ADR	98,653
145,000	Bank of America Corp.	4,394,950
12,500	BNP Paribas SA†	658,240
19,000	Eaton Vance Corp.	1,290,670
44,000	Interactive Brokers Group Inc., Cl. A	2,680,480
15,000	Jefferies Financial Group Inc.	369,000
13,500	JPMorgan Chase & Co.	1,715,445
56,000	Julius Baer Group Ltd.	3,226,025
25,000	Kinnevik AB, Cl. A	1,288,347
75,000	Loews Corp.	3,376,500
16,500	M&T Bank Corp.	2,100,450
22,500	Marsh & McLennan Cos. Inc.	2,632,500
15,000	Morgan Stanley	1,027,950
9,000	Popular Inc.	506,880
92,000	SLM Corp.	1,139,880
125,000	State Street Corp.	9,097,500
265,000	Sterling Bancorp	4,764,700
6,600	T. Rowe Price Group Inc.	999,174
309,000	The Bank of New York Mellon Corp.(a)	13,113,960
18,000	The Goldman Sachs Group Inc.	4,746,780
81,000	The PNC Financial Services Group Inc.(a)	12,069,000
53,000	Valley National Bancorp	516,750
52,000	Waddell & Reed Financial Inc., Cl. A	1,324,440
123,000	Wells Fargo & Co.	3,712,140

		84,397,949

	Food and Beverage — 18.3%
1,000	Anheuser-Busch InBev SA/NV	69,646
240,000	Brown-Forman Corp., Cl. A	17,632,800
34,000	Campbell Soup Co.	1,643,900
72,000	Coca-Cola Amatil Ltd., ADR	705,600
19,000	Coca-Cola European Partners plc	946,770
10,000	Coca-Cola Femsa SAB de CV, ADR	461,000
6,000	Constellation Brands Inc., Cl. A	1,314,300
46,000	Danone SA	3,021,092
140,000	Davide Campari-Milano NV	1,597,430
49,500	Diageo plc, ADR	7,861,095
86,000	Fomento Economico Mexicano SAB de CV, ADR	6,516,220
1,000	General Mills Inc.	58,800
1,880,000	Grupo Bimbo SAB de CV, Cl. A	4,076,585
93,000	Heineken NV	10,363,819
142,000	ITO EN Ltd.	8,980,292
21,500	Kellogg Co.	1,337,945

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
4,000	McCormick & Co. Inc., Cl. V	$382,280
31,500	McCormick & Co. Inc., Non-Voting	3,011,400
37,000	Mondele¯z International Inc., Cl. A	2,163,390
34,000	Nestlé SA	4,004,112
57,000	Nissin Foods Holdings Co. Ltd.	4,879,957
35,000	PepsiCo Inc.	5,190,500
27,000	Pernod Ricard SA	5,171,977
39,500	Remy Cointreau SA	7,349,263
35,000	Sapporo Holdings Ltd.	674,883
10,000	The Coca-Cola Co.	548,400
1,000	The Hershey Co.	152,330
50,000	The Kraft Heinz Co.	1,733,000
6,001	Tootsie Roll Industries Inc.	178,230
32,000	Yakult Honsha Co. Ltd.	1,611,544

		103,638,560

	Health Care — 4.7%
5,500	Abbott Laboratories	602,195
3,000	AbbVie Inc.	321,450
4,000	Alcon Inc.†	263,920
75,000	Baxter International Inc.	6,018,000
4,400	Bio-Rad Laboratories Inc., Cl. A†	2,564,936
95,000	Bristol-Myers Squibb Co.	5,892,850
72,000	Demant A/S†	2,843,411
8,000	GlaxoSmithKline plc, ADR	294,400
32,000	Henry Schein Inc.†	2,139,520
16,000	Merck & Co. Inc.	1,308,800
16,000	Novartis AG, ADR	1,510,880
20,000	Pfizer Inc.	736,200
45,000	Roche Holding AG, ADR	1,972,800
2,400	Zimmer Biomet Holdings Inc.	369,816

		26,839,178

	Hotels and Gaming — 0.1%
21,000	MGM Resorts International	661,710
1,500	Wynn Resorts Ltd.	169,245

		830,955

	Machinery — 3.2%
6,000	Caterpillar Inc.	1,092,120
57,000	Deere & Co.	15,335,850
11,000	Otis Worldwide Corp.	743,050
11,000	Xylem Inc.	1,119,690

		18,290,710

	Metals and Mining — 2.1%
130,000	Freeport-McMoRan Inc.	3,382,600
145,000	Newmont Corp.	8,684,050

		12,066,650

	Paper and Forest Products — 0.1%
23,000	Svenska Cellulosa AB SCA, Cl. A†	413,170

Shares		Market Value
	Publishing — 0.0%
3,000	Value Line Inc.	$98,910

	Real Estate — 0.7%
9,000	Indus Realty Trust Inc.†	562,500
108,000	Weyerhaeuser Co., REIT	3,621,240

		4,183,740

	Retail — 4.5%
14,000	Cie Financiere Richemont SA, Cl. A	1,266,373
30,000	Copart Inc.†	3,817,500
11,000	Costco Wholesale Corp.	4,144,580
95,000	CVS Health Corp.	6,488,500
68,500	Ingles Markets Inc., Cl. A	2,922,210
78,000	Seven & i Holdings Co. Ltd.	2,764,050
6,000	The Home Depot Inc.	1,593,720
60,000	Walgreens Boots Alliance Inc.	2,392,800
1,000	Walmart Inc.	144,150
5,200	Weis Markets Inc.	248,612

		25,782,495

	Specialty Chemicals — 1.1%
6,500	Albemarle Corp.	958,880
3,000	Ashland Global Holdings Inc.	237,600
66,000	Ferro Corp.†	965,580
8,000	FMC Corp.	919,440
46,000	H.B. Fuller Co.	2,386,480
2,000	NewMarket Corp.	796,580
600	Quaker Chemical Corp.	152,034

		6,416,594

	Telecommunications — 4.5%
113,000	BCE Inc.	4,836,400
190,000	Deutsche Telekom AG, ADR	3,471,300
15,500	Loral Space & Communications Inc.	325,345
12,000	Orange SA, ADR	142,320
12,000	Proximus SA	237,635
25,520	Telefonica SA, ADR	103,101
136,000	Telephone and Data Systems Inc.	2,525,520
94,000	TELUS Corp.	1,861,200
200,000	Verizon Communications Inc.(a)	11,750,000

		25,252,821

	Transportation — 1.7%
118,500	GATX Corp.	9,856,830

	Wireless Communications — 0.1%
100,000	BT Group plc, Cl. A	180,852
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	107,800

		288,652

	TOTAL COMMON STOCKS	567,473,394

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities: Oil — 0.0%
1,250	Occidental Petroleum Corp., expire 08/03/27†	$8,513

	Retail — 0.0%
28,000	Cie Financiere Richemont SA, expire 11/22/23†	7,274

	TOTAL WARRANTS	15,787

	TOTAL INVESTMENTS — 100.0%
	(Cost $218,366,033)	$567,489,181

(a)	Securities, or a portion thereof, with a value of $29,552,500 were deposited with Pershing LLC.
†	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4